Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Tax Rate
[a]	The provision for income taxes differs from the expense that would be obtained by applying the Canadian statutory income tax rate as a result of the following:

	2014	2013	2012
Canadian statutory income tax rate	26.5%	26.5%	26.5%
Manufacturing and processing profits deduction	(0.4)	(0.4)	(0.7)
Foreign rate differentials	(0.1)	(1.5)	(1.5)
Losses not benefited	1.3	5.3	5.8
Utilization of losses previously not benefited	(0.3)	(1.0)	(0.3)
Earnings of equity accounted investees	(1.1)	(1.1)	(1.2)
Tax on repatriation of foreign earnings	0.6	1.4	—
Valuation allowance on deferred tax assets [i]	(0.1)	(1.1)	(5.0)
Austrian tax reform [ii]	1.3	—	—
Mexican flat tax [iii]	—	(1.9)	—
Research and development tax credits [iv]	(1.6)	(4.3)	(2.3)
Reserve for uncertain tax positions	(1.7)	(2.3)	(1.0)
Re-measurement gains [note 3]	—	—	(1.1)
Others	1.6	(0.7)	(0.7)

Effective income tax rate	26.0%	18.9%	18.5%

[i]	GAAP requires that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more likely than not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecasts of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets. Based on these criteria, the Company released a portion of its valuation allowances pertaining to its operations in Europe, Mexico and China. These were partially offset by a valuation allowance set up against all of its deferred tax assets in Brazil. The net effect of all these valuation allowance adjustments was $4 million, $21 million and $89 million in 2014, 2013 and 2012, respectively.
[ii]	During 2014, the Austrian government enacted legislation abolishing the utilization of foreign losses, where the foreign subsidiary is not a member of the European Union. Furthermore, any foreign losses previously used by Austrian entities arising in those non European Union subsidiaries are subject to recapture in Austria. As a consequence of this change, the Company recorded a charge to income tax expense of $32 million [“Austrian tax reform”].
[iii]	During the fourth quarter of 2013, the Company recorded a tax benefit of $36 million as a result of the elimination of the Mexican flat tax, which became effective on January 1, 2014.
[iv]	For the year ended December 31, 2013, research and development tax credits included a tax benefit of $36 million in connection with a settlement covering years 2008 and 2009 and a resulting change in the Company’s estimate of the amount of similar claims for subsequent periods.

Details of Income before Income Taxes by Jurisdiction
[b]	The details of income before income taxes by jurisdiction are as follows:

	2014	2013	2012
Canadian	$838	$653	$944
Foreign	1,701	1,252	806

	$2,539	$1,905	$1,750

Details of Income Tax Provision
[c]	The details of the income tax provision are as follows:

	2014	2013	2012
Current
Canadian	$200	$159	$170
Foreign	365	301	200

	565	460	370

Deferred
Canadian	1	(29)	(6)
Foreign	93	(71)	(40)

	94	(100)	(46)

	$659	$360	$324

Summary of Deferred Income Taxes Provided on Temporary Differences
[d]	Deferred income taxes have been provided on temporary differences, which consist of the following:

	2014	2013	2012
Tax depreciation greater (less) than book depreciation	$41	$(23)	$13
Book amortization (in excess of) less than tax amortization	(24)	(57)	16
Liabilities currently not deductible for tax	18	(48)	(29)
Net tax losses utilized (benefited)	27	50	(11)
Change in valuation allowance on deferred tax assets	(3)	(21)	(89)
Austrian tax reform	32	—	—
Net tax credits utilized	10	2	53
Others	(7)	(3)	1

	$94	$(100)	$(46)

Summary of Deferred Tax Assets and Liabilities
[e]	Deferred tax assets and liabilities consist of the following temporary differences:

	2014	2013
Assets
Tax benefit of loss carryforwards	$712	$610
Liabilities currently not deductible for tax	238	342
Tax credit carryforwards	25	34
Unrealized loss on cash flow hedges and retirement liabilities	120	39
Others	11	11

	1,106	1,036
Valuation allowance against tax benefit of loss carryforwards	(663)	(528)
Other valuation allowance	(79)	(111)

	364	397

Liabilities
Tax depreciation in excess of book depreciation	208	170
Other assets book value in excess of tax value	—	15
Tax on undistributed foreign earnings	7	5
Unrealized gain on cash flow hedges and retirement liabilities	9	21

	224	211

Net deferred tax assets	$140	$186

Net Deferred Tax Assets Presented on Consolidated Balance Sheet

The net deferred tax assets are presented on the consolidated balance sheet in the following categories:

	2014	2013
Current deferred tax assets	$186	$275
Current deferred tax liabilities	(21)	(9)
Long-term deferred tax assets	147	120
Long-term deferred tax liabilities	(172)	(200)

	$140	$186

Summary of Changes in Gross Unrecognized Tax Benefits
A summary of the changes in gross unrecognized tax benefits is as follows:

	2014	2013	2012
Balance, beginning of year	$238	$279	$252
Increase based on tax positions related to current year	21	35	68
Decrease based on tax positions of prior years	(23)	(44)	(31)
Settlements	(8)	(24)	(10)
Statute expirations	(10)	(7)	(5)
Foreign currency translation	(16)	(1)	5

	$202	$238	$279